Operating profit/(loss) (Tables)	12 Months Ended
Jun. 30, 2025
Operating Profitloss
Schedule of other operating income

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Amortization of intangible assets	360	384	831
Depreciation of property, plant and equipment	157	746	750
Auditors’ remuneration - audit fees	250	267	193
Auditors’ remuneration - tax services	-	-	8
Directors’ emoluments	777	742	719
Other losses/(gains)	(16)	(89)	(30)